Other Payables And Accrued Expenses	12 Months Ended
Dec. 31, 2025
Accrued Liabilities [Abstract]
Other Payables and Accrued Expenses	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31, 2025	December 31, 2024
Payroll and related expenses	$460,893	$353,976
Provision for vendors on accrued expenses	106,720	99,389
Provision for vacation pay (1)	103,960	91,179
Provision for warranty and cost	79,149	87,488
Provision for royalties	91,660	72,187
Provision for losses on long-term contracts	186,299	69,816
Provision for income tax, net of advances	59,342	34,130
Derivative instruments	42,363	24,924
Value added tax (“VAT”) payable	42,793	21,049
Other (2)	375,960	353,579
	$1,549,139	$1,207,717

(1)Long-term provision for vacation pay - see Note 20.
(2)Includes provisions for estimated future costs in respect of (1) unbilled services of certain third parties, (2) probable loss from claims (legal or asserted) in the ordinary course of business and (3) damages caused by the items sold and claims as to the specific products ordered.
OTHER LONG-TERM LIABILITIES
The following table presents the components of other long-term liabilities as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Accounts payables	$88,277	$131,502
Provision for vacation pay	63,967	51,108
Derivative financial instruments	50,404	28,019
Contingent purchase obligation	13,035	20,564
Provision for compensated absences	12,296	12,382
Other	35,088	30,846
	$263,067	$274,421